Share capital and share based payments - Disclosure of Closing Balance of Share-Based Payment Arrangements (Details)																				12 Months Ended
	Jul. 25, 2025 EUR (€) shares € / shares	Nov. 13, 2024 EUR (€) shares € / shares shares	Aug. 01, 2024 EUR (€) shares € / shares shares	Jun. 10, 2024 EUR (€) shares € / shares shares	Feb. 15, 2024 EUR (€) shares € / shares shares	Dec. 21, 2023 EUR (€) shares € / shares	Dec. 16, 2022 EUR (€) shares € / shares	Dec. 12, 2022 EUR (€) shares € / shares	Oct. 03, 2022 EUR (€) shares € / shares	Oct. 01, 2021 EUR (€) shares € / shares	Jul. 22, 2021 EUR (€) shares € / shares	Aug. 05, 2020 EUR (€) shares € / shares	Apr. 29, 2019 EUR (€) shares € / shares	Sep. 20, 2017 EUR (€) shares € / shares	Oct. 21, 2016 EUR (€) shares € / shares	Jul. 01, 2015 EUR (€) shares € / shares	Apr. 27, 2015 EUR (€) shares € / shares	Jul. 16, 2014 EUR (€) shares € / shares	Jul. 17, 2013 EUR (€) shares € / shares	Dec. 31, 2025 shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
AGA
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																				3,701,358	6,559,158	5,203,063	4,677,173
Number of free shares granted (in shares)																				220,500	2,952,204	2,341,793
AGAP Management 2016-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																				1,200	1,200	1,200
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																				156,000	156,000	156,000
Vesting period (years)															1 year
Number of free shares granted (in shares)															2,000					2,000	2,000	2,000
Share entitlement per free share (in shares)															130
Grant date share fair value (in EUR per share) | € / shares															€ 10.87
Expected volatility															40.00%
Expected dividends | €															€ 0
Fair value per BSA (in EUR per share) | € / shares															€ 911
AGAP Employees 2016-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																				1,878	2,048	2,063
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																				244,140	266,240	268,190
Vesting period (years)															1 year
Number of free shares granted (in shares)															2,486					2,486	2,486	2,486
Share entitlement per free share (in shares)															130
Grant date share fair value (in EUR per share) | € / shares															€ 10.87
Expected volatility															40.00%
Expected dividends | €															€ 0
Fair value per BSA (in EUR per share) | € / shares															€ 911
AGAP 2016-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																					3,000	3,000
AGA New Members 2017-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																				0	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																				0	0	0
Vesting period (years)													3 years
Number of free shares granted (in shares)													25,000							25,000	25,000	25,000
Share entitlement per free share (in shares)													1
Grant date share fair value (in EUR per share) | € / shares													€ 5.74
Expected volatility													0.00%
Expected dividends | €													€ 0
Fair value per BSA (in EUR per share) | € / shares													€ 5.74
AGA Perf Employees 2019-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																				0	0	0
AGA Perf Management 2019-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																				0	0	0
AGA Bonus 2020-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																				0	0	0
AGA Perf Employees 2020-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																				0	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																				0	0	0
Vesting period (years)												3 years 6 months
Number of free shares granted (in shares)												769,202								766,650	766,650	766,650
Share entitlement per free share (in shares)												1
Grant date share fair value (in EUR per share) | € / shares												€ 2.94
Expected volatility												45.00%
Expected dividends | €												€ 0
Fair value per BSA (in EUR per share) | € / shares												€ 2.94
AGA Perf Management 2020-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																				0	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																				0	0	0
Vesting period (years)												3 years 6 months
Number of free shares granted (in shares)												710,000								710,000	710,000	710,000
Share entitlement per free share (in shares)												1
Grant date share fair value (in EUR per share) | € / shares												€ 2.94
Expected volatility												45.00%
Expected dividends | €												€ 0
Fair value per BSA (in EUR per share) | € / shares												€ 2.94
AGA Bonus 2021-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																				0	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																				0	0	0
Vesting period (years)											1 year
Number of free shares granted (in shares)											125,748									125,748	125,748	125,748
Share entitlement per free share (in shares)											1
Grant date share fair value (in EUR per share) | € / shares											€ 3.43
Expected volatility											0.00%
Expected dividends | €											€ 0
Fair value per BSA (in EUR per share) | € / shares											€ 3.43
AGA Perf Employees 2021-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																				0	0	819,300
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																				0	0	819,300
Vesting period (years)										3 years 6 months
Number of free shares granted (in shares)										1,066,600										1,066,600	1,066,600	1,066,600
Share entitlement per free share (in shares)										1
Grant date share fair value (in EUR per share) | € / shares										€ 1.76
Expected volatility										50.00%
Expected dividends | €										€ 0
Fair value per BSA (in EUR per share) | € / shares										€ 1.76
AGA Perf Management 2021-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																				0	0	480,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																				0	0	480,000
Vesting period (years)										3 years 6 months
Number of free shares granted (in shares)										610,000										610,000	610,000	610,000
Share entitlement per free share (in shares)										1
Grant date share fair value (in EUR per share) | € / shares										€ 1.76
Expected volatility										50.00%
Expected dividends | €										€ 0
Fair value per BSA (in EUR per share) | € / shares										€ 1.76
AGA Bonus 2022-1 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																				0	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																				0	0	0
Vesting period (years)									1 year
Number of free shares granted (in shares)									128,061											128,061	128,061	128,061
Share entitlement per free share (in shares)									1
Grant date share fair value (in EUR per share) | € / shares									€ 3.89
Expected volatility									0.00%
Expected dividends | €									€ 0
Fair value per BSA (in EUR per share) | € / shares									€ 3.89
AGA Perf Employees 2022-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																				0	1,072,500	1,173,500
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																				0	1,072,500	1,173,500
Vesting period (years)								3 years 1 month 6 days
Number of free shares granted (in shares)								1,371,500												1,371,500	1,371,500	1,371,500
Share entitlement per free share (in shares)								1
Grant date share fair value (in EUR per share) | € / shares								€ 1.39
Expected volatility								50.00%
Expected dividends | €								€ 0
Fair value per BSA (in EUR per share) | € / shares								€ 1.39
AGA Perf Management 2022-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																				0	550,000	550,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																				0	550,000	550,000
Vesting period (years)								3 years 1 month 6 days
Number of free shares granted (in shares)								550,000												550,000	550,000	550,000
Share entitlement per free share (in shares)								1
Grant date share fair value (in EUR per share) | € / shares								€ 1.39
Expected volatility								50.00%
Expected dividends | €								€ 0
Fair value per BSA (in EUR per share) | € / shares								€ 1.39
AGA New Members 2023-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																				25,000	25,000	25,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																				25,000	25,000	25,000
Number of free shares granted (in shares)																				25,000	25,000	25,000
AGA Perf Employees 2023-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																				895,000	1,273,750	1,399,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																				895,000	1,273,750	1,399,000
Vesting period (years)						3 years
Number of free shares granted (in shares)						1,403,500														1,403,500	1,403,500	1,403,500
Share entitlement per free share (in shares)						1
Grant date share fair value (in EUR per share) | € / shares						€ 1.60
Expected volatility						50.00%
Expected dividends | €						€ 0
Fair value per BSA (in EUR per share) | € / shares						€ 1.60
AGA Perf Management 2023-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																				525,000	750,000	750,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																				525,000	750,000	750,000
Vesting period (years)						3 years
Number of free shares granted (in shares)						750,000														750,000	750,000	750,000
Share entitlement per free share (in shares)						1
Grant date share fair value (in EUR per share) | € / shares						€ 1.60
Expected volatility						50.00%
Expected dividends | €						€ 0
Fair value per BSA (in EUR per share) | € / shares						€ 1.60
AGA New Members 2024-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																				0	25,000	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																				0	25,000
Vesting period (years)					3 years
Number of free shares granted (in shares)					25,000															25,000	25,000
Share entitlement per free share (in shares)					1
Grant date share fair value (in EUR per share) | € / shares					€ 2.31
Expected volatility					0.00%
Expected dividends | €					€ 0
Fair value per BSA (in EUR per share) | € / shares					€ 2.31
AGA "Plan Epargne Entreprise" 2024
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																				0	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																				0	0
Number of free shares granted (in shares)				68,744																68,744	68,744
Share entitlement per free share (in shares)				1
Grant date share fair value (in EUR per share) | € / shares				€ 2.45
Expected volatility				0.00%
Expected dividends | €				€ 0
Fair value per BSA (in EUR per share) | € / shares				€ 2.45
AGA Perf Management 2024-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																				150,000	150,000	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																				150,000	150,000
Vesting period (years)			2 years
Number of free shares granted (in shares)			150,000																	150,000	150,000
Share entitlement per free share (in shares)			1
Grant date share fair value (in EUR per share) | € / shares			€ 2.01
Expected volatility			0.00%
Expected dividends | €			€ 0
Fair value per BSA (in EUR per share) | € / shares			€ 2.01
AGA employees 2024-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																				277,080	368,760	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																				277,080	368,760
Vesting period (years)		3 years
Number of free shares granted (in shares)		370,560																		370,560	370,560
Share entitlement per free share (in shares)		1
Grant date share fair value (in EUR per share) | € / shares		€ 1.62
Expected volatility		0.00%
Expected dividends | €		€ 0
Fair value per BSA (in EUR per share) | € / shares		€ 1.62
AGA Perf Employees 2024-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																				858,900	1,162,900	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																				858,900	1,162,900
Vesting period (years)		3 years
Number of free shares granted (in shares)		1,162,900																		1,162,900	1,162,900
Share entitlement per free share (in shares)		1
Grant date share fair value (in EUR per share) | € / shares		€ 1.87
Expected volatility		50.00%
Expected dividends | €		€ 0
Fair value per BSA (in EUR per share) | € / shares		€ 1.87
AGA Perf Management 2024-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																				600,000	975,000	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																				600,000	975,000
Vesting period (years)		3 years
Number of free shares granted (in shares)		975,000																		975,000	975,000
Share entitlement per free share (in shares)		1
Grant date share fair value (in EUR per share) | € / shares		€ 1.87
Expected volatility		50.00%
Expected dividends | €		€ 0
Fair value per BSA (in EUR per share) | € / shares		€ 1.87
AGA Management 2024-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																				200,000	200,000	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																				200,000	200,000
Vesting period (years)		3 years
Number of free shares granted (in shares)		200,000																		200,000	200,000
Share entitlement per free share (in shares)		1
Grant date share fair value (in EUR per share) | € / shares		€ 1.62
Expected volatility		0.00%
Expected dividends | €		€ 0
Fair value per BSA (in EUR per share) | € / shares		€ 1.62
AGA Employees 2025-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																				164,300
BSA
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																				133,260	167,460	242,460	250,820
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																				133,260	167,460	242,460
Number of free shares granted (in shares)																				80,000	0	50,000
BSA 2013
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																				0	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																				0	0	0
Vesting period (years)																			2 years
Number of free shares granted (in shares)																			237,500	237,500	237,500	237,500
Share entitlement per free share (in shares)																			1
Exercise price (in EUR per share) | € / shares																			€ 2.36
Grant date share fair value (in EUR per share) | € / shares																			€ 2.45
Expected volatility																			31.83%
Average life of BSA																			5 years 6 months
Risk-free interest rate																			2.42%
Expected dividends | €																			€ 0
Fair value per BSA (in EUR per share) | € / shares																			€ 0.87
BSA 2014
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																				0	0	75,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																				0	0	75,000
Vesting period (years)																		2 years
Number of free shares granted (in shares)																		150,000		150,000	150,000	150,000
Share entitlement per free share (in shares)																		1
Exercise price (in EUR per share) | € / shares																		€ 8.65
Grant date share fair value (in EUR per share) | € / shares																		€ 6.85
Expected volatility																		46.72%
Average life of BSA																		5 years 6 months
Risk-free interest rate																		1.00%
Expected dividends | €																		€ 0
Fair value per BSA (in EUR per share) | € / shares																		€ 2.51
BSA 2015-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																				0	70,000	70,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																				0	70,000	70,000
Vesting period (years)																	2 years
Number of free shares granted (in shares)																	70,000			70,000	70,000	70,000
Share entitlement per free share (in shares)																	1
Exercise price (in EUR per share) | € / shares																	€ 9.59
Grant date share fair value (in EUR per share) | € / shares																	€ 13.65
Expected volatility																	54.08%
Average life of BSA																	5 years 6 months
Risk-free interest rate																	0.25%
Expected dividends | €																	€ 0
Fair value per BSA (in EUR per share) | € / shares																	€ 6.59
BSA 2015-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																				0	14,200	14,200
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																				0	14,200	14,200
Vesting period (years)																2 years
Number of free shares granted (in shares)																14,200				14,200	14,200	14,200
Share entitlement per free share (in shares)																1
Exercise price (in EUR per share) | € / shares																€ 14.05
Grant date share fair value (in EUR per share) | € / shares																€ 13.64
Expected volatility																47.83%
Average life of BSA																5 years 6 months
Risk-free interest rate																0.25%
Expected dividends | €																€ 0
Fair value per BSA (in EUR per share) | € / shares																€ 4.73
BSA 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																				37,000	37,000	37,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																				37,000	37,000	37,000
Vesting period (years)														2 years
Number of free shares granted (in shares)														37,000						37,000	37,000	37,000
Share entitlement per free share (in shares)														1
Exercise price (in EUR per share) | € / shares														€ 11.00
Grant date share fair value (in EUR per share) | € / shares														€ 10.41
Expected volatility														61.74%
Average life of BSA														6 years
Risk-free interest rate														0.20%
Expected dividends | €														€ 0
Fair value per BSA (in EUR per share) | € / shares														€ 0.57
BSA 2022-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																				8,260	8,260	8,260
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																				8,260	8,260	8,260
Vesting period (years)							2 years
Number of free shares granted (in shares)							40,000													40,000	40,000	40,000
Share entitlement per free share (in shares)							1
Exercise price (in EUR per share) | € / shares							€ 2.31
Grant date share fair value (in EUR per share) | € / shares							€ 1.31
Expected volatility							50.00%
Average life of BSA							5 years 6 months
Risk-free interest rate							2.40%
Expected dividends | €							€ 0
Fair value per BSA (in EUR per share) | € / shares							€ 1.21
BSA 2023-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																				38,000	38,000	38,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																				38,000	38,000	38,000
Vesting period (years)							2 years
Number of free shares granted (in shares)							50,000													50,000	50,000	50,000
Share entitlement per free share (in shares)							1
Exercise price (in EUR per share) | € / shares							€ 2.26
Grant date share fair value (in EUR per share) | € / shares							€ 1.24
Expected volatility							45.00%
Average life of BSA							5 years 6 months
Risk-free interest rate							2.50%
Expected dividends | €							€ 0
Fair value per BSA (in EUR per share) | € / shares							€ 1.24
BSA-2025-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																				50,000	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																				50,000	0	0
Vesting period (years)	2 years
Number of free shares granted (in shares)	80,000																			80,000
Share entitlement per free share (in shares)	1
Exercise price (in EUR per share) | € / shares	€ 0.64
Grant date share fair value (in EUR per share) | € / shares	€ 0.98
Expected volatility	45.00%
Average life of BSA	5 years 6 months
Risk-free interest rate	2.50%
Expected dividends | €	€ 0
Fair value per BSA (in EUR per share) | € / shares	€ 0.98
BSAAR
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																				0	1,045,722	1,045,722	1,105,072
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																				0	1,045,722	1,045,722
Number of free shares granted (in shares)																				0	0	0
BSAAR 2011
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																				0	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																				0	0	0
Number of free shares granted (in shares)																				650,000	650,000	650,000
BSAAR 2012
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																				0	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																				0	0	0
Number of free shares granted (in shares)																				146,050	146,050	146,050
BSAAR 2015
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																				0	1,045,722	1,045,722
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																				0	1,045,722	1,045,722
Vesting period (years)																2 years
Number of free shares granted (in shares)																1,050,382				1,050,382	1,050,382	1,050,382
Share entitlement per free share (in shares)																1
Exercise price (in EUR per share) | € / shares																€ 7.20
Grant date share fair value (in EUR per share) | € / shares																€ 13.77
Expected volatility																41.00%
Average life of BSA																10 years
Risk-free interest rate																1.22%
Expected dividends | €																€ 0
Fair value per BSA (in EUR per share) | € / shares																€ 1.15